Commitments and contingencies - Commitments (Details) $ / aircraft in Thousands, $ in Billions	1 Months Ended			12 Months Ended
	Apr. 30, 2018 aircraft	Jun. 30, 2017 aircraft	Sep. 30, 2014 aircraft	Mar. 31, 2019 USD ($) aircraft $ / aircraft	Mar. 31, 2018 USD ($) aircraft	Mar. 31, 2017 USD ($) aircraft
Commitments and contingencies
Number of firm aircraft deliveries commitments				135	164	179
Potential commitment to acquire firm aircraft | $				$ 13.8	$ 16.1	$ 16.5
Contract 2013
Commitments and contingencies
Estimate increase in base price per aircraft | $ / aircraft				2,900
Contract 2014
Commitments and contingencies
Number of aircraft purchased				210
Number of firm aircraft			100	135
Number of aircraft, firm order		10	100
Number of aircraft subject to option			100
Total contract price | $				$ 21.0
Number of firm aircraft deliveries in fiscal year 2020				20
Number of firm aircraft deliveries post fiscal year 2020				115
Basic Price Per Aircrafts | $ / aircraft				102,500
Estimate increase in base price per aircraft | $ / aircraft				1,600
Minimum | Contract 2013
Commitments and contingencies
Period prior to delivery of aircraft				18 months
Minimum | Contract 2014
Commitments and contingencies
Period prior to delivery of aircraft				18 months
Maximum | Contract 2013
Commitments and contingencies
Period prior to delivery of aircraft				24 months
Maximum | Contract 2014
Commitments and contingencies
Number of aircraft agreed to purchase			200
Period prior to delivery of aircraft				24 months
Entering into significant commitments or contingent liabilities | Contract 2014
Commitments and contingencies
Number of aircraft, firm order	135
Number of aircraft subject to option	75
Number of aircrafts converted in to firm order	25